CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical)	11 Months Ended
Dec. 31, 2021 shares
Private Placement | Warrants
Number of sale units	10,050,000